Document and Entity Information	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-34079
Entity Registrant Name	Opus Genetics, Inc.
Entity Central Index Key	0001228627
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3516358
Entity Address, Address Line One	8 Davis Drive
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	984
Local Phone Number	884-6030
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false